Net income (loss) per unit - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Loss attributable to noncontrolling interest	$ 6,654	$ 214	$ 7,062	$ 7,062	$ 672
Bio Ventus LLC
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operations						$ 14,722	$ 8,113	$ 4,443
Loss attributable to noncontrolling interest						1,689	553
Net (loss) income attributable to Bioventus Inc.						16,411	8,666	4,443
Net income from continuing operations attributable to unit holders						16,411	8,666	4,443
Accumulated and unpaid preferred distributions						(6,133)	(5,955)	(5,781)
Net income allocated to participating shareholders						(5,895)	(1,555)
Net income (loss) from continuing operations attributable to common unit holders						4,383	1,156	(1,338)
Loss from discontinued operations, net of tax							1,815	16,650
Net income (loss) attributable to common unit holders						$ 4,383	$ (659)	$ (17,988)
Net income (loss) per unit attributable to common unit holders - basic and diluted
Net income (loss) from continuing operations						$ 0.89	$ 0.24	$ (0.27)
Loss from discontinued operations, net of tax							0.37	3.40
Net income (loss) attributable to common unit holders						$ 0.89	$ (0.13)	$ (3.67)
Weighted average common units outstanding, basic and diluted						4,900,000	4,900,000	4,900,000